Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments
Cost or Amortized Cost	$ 1,123,834
Fair Value	1,293,532
Fixed maturity securities
Investments
Cost or Amortized Cost	871,466	$ 2,172,677
Gross Unrealized Gains	158,915	294,599
Gross Unrealized Losses	(1,718)	(20,355)
Fair Value	1,028,663	2,446,921
Fixed maturity securities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	13,190	14,318
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	1,844	1,859
Gross Unrealized Gains	143	194
Gross Unrealized Losses	0	0
Fair Value	1,987	2,053
Fixed maturity securities | United States Government and government agencies and authorities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	9,890	36,850
Gross Unrealized Gains	937	1,890
Gross Unrealized Losses	0	0
Fair Value	10,827	38,740
Fixed maturity securities | States, municipalities and political subdivisions | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	9,286	14,567
Gross Unrealized Gains	2,015	2,644
Gross Unrealized Losses	0	0
Fair Value	11,301	17,211
Fixed maturity securities | Foreign governments | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Asset-backed
Investments
Cost or Amortized Cost	161	575
Gross Unrealized Gains	8	37
Gross Unrealized Losses	0	0
Fair Value	169	612
Fixed maturity securities | Asset-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	3,426	1,064
Gross Unrealized Gains	0	15
Gross Unrealized Losses	(181)	0
Fair Value	3,245	1,079
Fixed maturity securities | Commercial mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	33,731	64,917
Gross Unrealized Gains	3,190	6,133
Gross Unrealized Losses	(58)	(100)
Fair Value	36,863	70,950
Fixed maturity securities | Residential mortgage-backed | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	2,009	2,346
Fixed maturity securities | U.S. corporate
Investments
Cost or Amortized Cost	667,024	1,613,522
Gross Unrealized Gains	127,719	230,567
Gross Unrealized Losses	(1,344)	(14,060)
Fair Value	793,399	1,830,029
Fixed maturity securities | U.S. corporate | OTTI
Investments
OTTI in AOCI	11,181	11,972
Fixed maturity securities | Foreign corporate
Investments
Cost or Amortized Cost	146,104	439,323
Gross Unrealized Gains	24,903	53,119
Gross Unrealized Losses	(135)	(6,195)
Fair Value	170,872	486,247
Fixed maturity securities | Foreign corporate | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Equity securities
Investments
Cost or Amortized Cost	85,702	144,407
Gross Unrealized Gains	8,099	14,144
Gross Unrealized Losses	(184)	(469)
Fair Value	93,617	158,082
Equity securities | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Equity securities | Common stocks
Investments
Cost or Amortized Cost	92	92
Gross Unrealized Gains	355	361
Gross Unrealized Losses	0	0
Fair Value	447	453
Equity securities | Common stocks | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	0	0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	85,610	144,315
Gross Unrealized Gains	7,744	13,783
Gross Unrealized Losses	(184)	(469)
Fair Value	93,170	157,629
Equity securities | Non-redeemable preferred stocks | OTTI | Available-for-sale securities
Investments
OTTI in AOCI	$ 0	$ 0